Cover Page	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	ALICO, INC.
Entity Incorporation, State or Country Code	FL
Entity File Number	0-261
Entity Tax Identification Number	59-0906081
Entity Address, Address Line One	10070 Daniels Interstate Court
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Fort Myers
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33913
City Area Code	239
Local Phone Number	226-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ALCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000003545